(Global Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Trust)		Series I	Series II	NAV
Management fee		0.81%	0.81%	0.81%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.10%	0.10%	0.10%
Total annual fund operating expenses		0.96%	1.16%	0.91%
Contractual expense reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Net fund operating expenses		0.95%	1.15%	0.90%
[1]	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Global Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	97	304	529	1,176
Series II	117	366	636	1,407
NAV	92	288	502	1,118

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadvisor applies a"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadvisor's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadvisor also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     19.16% (Quarter ended 9/30/2009)

Worst Quarter:   -20.19% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Global Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	21.74%	(0.40%)	6.82%	Mar. 18, 1988
Series II	21.51%	(0.61%)	6.61%	Jan. 28, 2002
NAV	21.82%	(0.35%)	6.86%	Apr. 29, 2005
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	8.08%	Mar. 18, 1988